Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Investments in associates	$8,870	$8,255
Investment in joint venture	9	9
	$8,879	$8,264

Investments in Associates
a.
Investments in associates

Investments in associates were as follows:

	Carrying Amount
	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	$3,951	$3,591

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	1,849	1,876
KingwayTek Technology Co., Ltd. (“KWT”)	242	228

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	573	582
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	373	373
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	313	345
WiAdvance Technology Corporation (“WATC”)	274	260
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	253	252
Taiwania Hive Technology Fund L.P. (“TWTF”)	276	234
Taiwan International Ports Logistics Corporation (“TIPL”)	132	133
So-net Entertainment Taiwan Limited (“So-net”)	193	127
Porrima Inc. (“PORRIMA”)	78	74
CHT Infinity Singapore Pte., Ltd. (“CISG”)	61	54
Imedtac Co., Ltd. (“IME”)	57	54
Click Force Co., Ltd. (“CF”)	51	42
Baohwa Trust Co., Ltd. (“BHT”)	12	18
Gather Works Co., Ltd. (“GW”)	—	12
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	151	—
AgriTalk Technology Inc. (“ATT”)	26	—
Cornerstone Ventures Co., Ltd. (“CVC”)	5	—
Chunghwa Sochamp Technology Inc. (“CHST”) (Note 15)	—	—
	$8,870	$8,255

The percentages of ownership interests and voting rights in associates held by the Company as of balance sheet dates were as follows:

	% of Ownership Interests and Voting Rights
	December 31
	2024	2025
Material associate
Non-listed
Next Commercial Bank Co., Ltd. (“NCB”)	46	46

Associates that are not individually material
Listed
Senao Networks, Inc. (“SNI”)	33	33
KingwayTek Technology Co., Ltd. (“KWT”)	23	23

Non-listed
Viettel-CHT Co., Ltd. (“Viettel-CHT”)	30	30
Taiwan International Standard Electronics Co., Ltd. (“TISE”)	40	40
ST-2 Satellite Ventures Pte., Ltd. (“STS”)	38	38
WiAdvance Technology Corporation (“WATC”)	16	16
Chunghwa PChome Fund I Co., Ltd. (“CPFI”)	50	50
Taiwania Hive Technology Fund L.P. (“TWTF”)	42	40
Taiwan International Ports Logistics Corporation (“TIPL”)	27	27
So-net Entertainment Taiwan Limited (“So-net”)	30	30
Porrima Inc. (“PORRIMA”)	10	9
CHT Infinity Singapore Pte., Ltd. (“CISG”)	40	40
Imedtac Co., Ltd. (“IME”)	10	10
Click Force Co., Ltd. (“CF”)	49	49
Baohwa Trust Co., Ltd. (“BHT”)	25	25
Gather Works Co., Ltd. (“GW”)	—	48
KKBOX Taiwan Co., Ltd. (“KKBOXTW”)	30	—
AgriTalk Technology Inc. (“ATT”)	29	—
Cornerstone Ventures Co., Ltd. (“CVC”)	49	—
Chunghwa Sochamp Technology Inc. (“CHST”) (Note 15)	—	37

Summarized financial information of NCB was set out below:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Assets	$48,637	$65,360
Liabilities	(40,043)	(57,557)

Equity	$8,594	$7,803

The percentage of ownership interest held by the Company	46.26%	46.26%

Equity attributable to the Company	$3,975	$3,610
Unrealized gain or loss from downstream transactions	(24)	(19)

The carrying amount of investment	$3,951	$3,591

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
Net revenues	$10	$314	$330

Net loss for the year	$(969)	$(747)	$(856)
Other comprehensive income (loss)	14	(6)	65
Total comprehensive loss for the year	$(955)	$(753)	$(791)

Except for NCB, no associate is considered individually material to the Company. Summarized financial information of associates that are not individually material to the Company was as follows:

	Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
		(In Millions)
The Company’s share of profits	$647	$494	$454
The Company’s share of other comprehensive income (loss)	(23)	40	(9)
The Company’s share of total comprehensive income	$624	$534	$445

The Level 1 fair values of associates based on the closing market prices as of the balance sheet dates were as follows:

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
SNI	$3,838	$2,556
KWT	$897	$795

Investments in Joint Ventures

Investment in joint venture was as follows:

	Carrying Amount		% of Ownership Interests and Voting Rights
	December 31		December 31
Name of Joint Venture	2024	2025	2024	2025
	(In Millions)
Non-listed
Chunghwa SEA Holdings (“CHT SEA”)	$9	$9	51	51
Summarized financial information of CHT SEA was set out below:

Year Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
(In Millions)
The Company’s share of loss	$—	$—	$—
The Company’s share of other comprehensive income	—	—	—
The Company’s share of total comprehensive loss	$—	$—	$—